Collateralized transactions - Assets owned, pledged as collateral ,primarily to stock exchanges and clearing organizations (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018	Mar. 31, 2017
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		¥ 3,834,905	¥ 4,859,833
Deposits with stock exchanges and other segregated cash
Non-trading debt securities		23,566	23,744
Investments in and advances to affiliated companies		12,042	29,336
Equities and convertible securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		156,429	206,640
Government and government agency securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		956,089	1,062,008
Bank and corporate debt securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		65,864	137,328
Commercial mortgage-backed securities ("CMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		1
Residential mortgage-backed securities ("RMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		2,618,336	3,426,205
Collateralized debt obligations ("CDOs") and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets	[1]	30,497	18,676
Investment trust funds and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		¥ 7,689	¥ 8,976

[1]	Includes CLOs and ABS such as those secured on credit card loans, auto loans and student loans.